Expense Example - Capital Appreciation Fund - Capital Appreciation Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 916